Derivative instruments and risk management (Details) $ in Thousands	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Derivatives, Fair Value [Line Items]
Number of contracts | contract
Notional amounts	$ 2,793,667	$ 2,728,076
Gross positive fair value	37,055	20,821
Gross negative fair value	(18,280)	(16,056)
Net fair value	$ 18,775	$ 4,765
Risk Management Derivatives
Derivatives, Fair Value [Line Items]
Number of contracts | contract
Notional amounts	$ 754,526	$ 155,551
Gross positive fair value	21,645	4,395
Gross negative fair value	(3,013)	(95)
Net fair value	$ 18,632	$ 4,300
Currency Swap | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	11	4
Notional amounts	$ 676,856	$ 77,881
Gross positive fair value	5,901	273
Gross negative fair value	(3,013)	(95)
Net fair value	$ 2,888	$ 178
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	106	128
Notional amounts	$ 2,039,141	$ 2,572,525
Gross positive fair value	15,410	16,426
Gross negative fair value	(15,267)	(15,961)
Net fair value	$ 143	$ 465
Net Investment Hedging | Currency Swap | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	1	1
Notional amounts	$ 77,670	$ 77,670
Gross positive fair value	15,744	4,122
Gross negative fair value	0	0
Net fair value	15,744	4,122
Net Investment Hedging | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Foreign deposits	$ 34,500	$ 29,500